INTANGIBLE ASSETS, NET (Schedule of Intangible Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Finite-Lived Intangible Assets [Line Items]
Original amounts	$ 120,995	$ 66,845
Accumulated amortization	(67,009)	(53,920)
Amortized cost	53,986	12,925
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts	61,375	43,697
Accumulated amortization	(45,228)	(42,671)
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts	43,977	15,388
Accumulated amortization	(9,538)	(5,285)
Marketing rights and patents [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts	3,421	3,421
Accumulated amortization	(3,421)	(3,421)
Backlog [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts	10,447	2,564
Accumulated amortization	(8,570)	(2,410)
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts	1,775	1,775
Accumulated amortization	$ (252)	$ (133)